Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
August 31, 2025
AXM1-NPRT3-1025
1.9860271.111
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	45,100	10,544,584
BRAZIL - 0.9%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	4,420	10,930,262
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	203,900	2,096,092
TOTAL BRAZIL		13,026,354
CANADA - 1.3%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	46,800	6,611,904
Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	36,126	5,208,285
Franco-Nevada Corp	31,900	6,012,071
		11,220,356
TOTAL CANADA		17,832,260
CHINA - 1.8%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	231,400	17,920,660
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	482,275	6,803,848
TOTAL CHINA		24,724,508
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	473	38,621
GERMANY - 0.6%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (b)	171,443	5,796,507
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)(c)	22,937	2,293,700
TOTAL GERMANY		8,090,207
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	2,400	141,671
ISRAEL - 0.2%
Health Care - 0.2%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	266,229	3
Gamida Cell Ltd warrants 4/21/2028 (b)(d)	59,930	0
		3
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	120,445	2,213,779
TOTAL ISRAEL		2,213,782
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	37,040	7,067,418
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	600	427,320
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	131,496	30,358,482
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (b)	28,964	8,896,872
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC ADR	9,460	441,498
TOTAL UNITED KINGDOM		9,338,370
UNITED STATES - 89.9%
Communication Services - 13.1%
Entertainment - 4.0%
Live Nation Entertainment Inc (b)	40,100	6,676,249
Netflix Inc (b)	25,847	31,229,638
ROBLOX Corp Class A (b)	45,600	5,681,304
Spotify Technology SA (b)	17,600	12,001,088
		55,588,279
Interactive Media & Services - 9.1%
Alphabet Inc Class A	285,157	60,712,777
Epic Games Inc (b)(d)(e)	805	563,967
Meta Platforms Inc Class A	81,899	60,498,791
Reddit Inc Class A (b)	19,300	4,344,044
		126,119,579
TOTAL COMMUNICATION SERVICES		181,707,858

Consumer Discretionary - 10.2%
Automobiles - 0.5%
Tesla Inc (b)	19,865	6,632,328
Broadline Retail - 4.6%
Amazon.com Inc (b)	277,246	63,489,334
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	8,300	2,472,238
Hotels, Restaurants & Leisure - 2.6%
Airbnb Inc Class A (b)	51,969	6,783,513
Booking Holdings Inc	2,500	13,997,625
Hilton Worldwide Holdings Inc	29,915	8,258,335
Viking Holdings Ltd (b)	112,817	7,177,418
		36,216,891
Household Durables - 0.9%
DR Horton Inc	43,486	7,370,007
SharkNinja Inc (b)	46,700	5,462,032
		12,832,039
Specialty Retail - 1.4%
AutoZone Inc (b)	1,100	4,618,383
Lowe's Cos Inc	17,100	4,412,826
Ross Stores Inc	30,865	4,542,093
Williams-Sonoma Inc	28,588	5,379,976
		18,953,278
TOTAL CONSUMER DISCRETIONARY		140,596,108

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	10,209	9,630,354
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	124,168	11,389,931
Tobacco - 0.7%
Philip Morris International Inc	56,768	9,487,635
TOTAL CONSUMER STAPLES		30,507,920

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy Inc	43,600	10,543,352
EQT Corp	26,500	1,373,760
Range Resources Corp	30,659	1,050,684
		12,967,796
Financials - 9.6%
Banks - 0.6%
Bank of America Corp	153,234	7,775,093
Capital Markets - 2.9%
Cboe Global Markets Inc	22,987	5,423,783
Charles Schwab Corp/The	72,576	6,955,684
Coinbase Global Inc Class A (b)	22,400	6,821,696
Evercore Inc Class A	5,310	1,707,430
Intercontinental Exchange Inc	33,311	5,882,723
Morgan Stanley	86,194	12,970,473
		39,761,789
Consumer Finance - 0.5%
Capital One Financial Corp	33,500	7,611,870
Financial Services - 5.4%
Apollo Global Management Inc	64,272	8,755,775
Mastercard Inc Class A	104,149	61,998,858
Toast Inc Class A (b)	81,989	3,697,704
Visa Inc Class A	1,200	422,136
		74,874,473
Insurance - 0.2%
Arthur J Gallagher & Co	11,712	3,545,808
TOTAL FINANCIALS		133,569,033

Health Care - 7.7%
Biotechnology - 1.8%
Adamas Pharmaceuticals Inc rights (b)(d)	220,830	2,209
Adamas Pharmaceuticals Inc rights (b)(d)	220,830	1
Alnylam Pharmaceuticals Inc (b)	45,572	20,348,354
Blueprint Medicines Corp rights (b)(d)	4,400	0
Insmed Inc (b)	27,958	3,805,084
Legend Biotech Corp ADR (b)	39,500	1,371,835
XOMA Royalty Corp (b)	121	3,929
		25,531,412
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp (b)	152,714	16,111,327
Edwards Lifesciences Corp (b)	104,541	8,503,365
Insulet Corp (b)	20,128	6,841,105
Penumbra Inc (b)	14,727	4,015,169
		35,470,966
Health Care Providers & Services - 0.5%
CVS Health Corp	53,500	3,913,525
HealthEquity Inc (b)	40,895	3,653,150
		7,566,675
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	14,600	3,930,320
Pharmaceuticals - 2.5%
Eli Lilly & Co	32,898	24,100,417
Royalty Pharma PLC Class A	281,113	10,114,446
		34,214,863
TOTAL HEALTH CARE		106,714,236

Industrials - 6.4%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (d)(e)	200	8,176
Boeing Co (b)	40,807	9,576,587
GE Aerospace	25,552	7,031,910
		16,616,673
Building Products - 0.8%
Trane Technologies PLC	26,675	11,086,130
Construction & Engineering - 0.4%
Dycom Industries Inc (b)	12,300	3,105,381
EMCOR Group Inc	4,400	2,728,000
		5,833,381
Electrical Equipment - 1.0%
GE Vernova Inc	23,288	14,274,845
Ground Transportation - 0.0%
Uber Technologies Inc (b)	1,476	138,375
Machinery - 1.9%
Deere & Co	23,100	11,056,585
Ingersoll Rand Inc	26,143	2,076,538
Parker-Hannifin Corp	5,800	4,404,230
Westinghouse Air Brake Technologies Corp	40,641	7,864,034
		25,401,387
Professional Services - 0.4%
Equifax Inc	16,984	4,183,159
UL Solutions Inc Class A	20,158	1,273,381
		5,456,540
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	20,110	4,661,486
United Rentals Inc	5,719	5,469,308
		10,130,794
TOTAL INDUSTRIALS		88,938,125

Information Technology - 36.9%
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	99,281	10,807,730
Flex Ltd (b)	53,456	2,866,310
Jabil Inc	11,784	2,413,716
		16,087,756
Semiconductors & Semiconductor Equipment - 17.2%
Broadcom Inc	175,117	52,078,045
Marvell Technology Inc	92,200	5,796,153
NVIDIA Corp	1,032,995	179,927,069
		237,801,267
Software - 14.2%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	294,232	279,520
Cadence Design Systems Inc (b)	14,364	5,033,577
Circle Internet Group Inc Class A (c)	2,100	277,158
Datadog Inc Class A (b)	34,500	4,715,460
Microsoft Corp	283,854	143,825,983
OpenAI Global LLC rights (b)(d)(e)	751,600	1,548,296
Oracle Corp	114,543	25,901,609
Palantir Technologies Inc Class A (b)	44,900	7,036,279
Synopsys Inc (b)	12,206	7,366,565
		195,984,447
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	258,104	59,916,263
TOTAL INFORMATION TECHNOLOGY		509,789,733

Materials - 1.3%
Chemicals - 1.1%
Corteva Inc	105,516	7,828,232
Sherwin-Williams Co/The	18,400	6,731,272
		14,559,504
Metals & Mining - 0.2%
Carpenter Technology Corp	12,273	2,956,320
TOTAL MATERIALS		17,515,824

Real Estate - 0.8%
Health Care REITs - 0.2%
Ventas Inc	49,800	3,390,384
Real Estate Management & Development - 0.6%
Zillow Group Inc Class C (b)	97,394	8,211,288
TOTAL REAL ESTATE		11,601,672

Utilities - 0.8%
Electric Utilities - 0.6%
Constellation Energy Corp	8,100	2,494,638
NRG Energy Inc	38,064	5,540,596
		8,035,234
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	14,700	2,779,917
TOTAL UTILITIES		10,815,151

TOTAL UNITED STATES		1,244,723,456
TOTAL COMMON STOCKS (Cost $887,381,302)		1,368,527,033

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $248,099)	248,100	243,113

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(d)(e)	106	174,491
Canva Australia Holdings Pty Ltd Series A2 (b)(d)(e)	19	31,276

TOTAL AUSTRALIA		205,767
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	8,000	105,440
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	26,300	54,967
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(d)(e)	24,819	1,014,601
Anduril Industries Inc Series G (d)(e)	1,500	61,320
		1,075,921
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	42,975	1,571,166
Software - 0.1%
Anthropic PBC Series F (d)(e)	5,400	761,238
Asapp Inc Series C (b)(d)(e)	90,925	139,115
Asapp Inc Series D (b)(d)(e)	512,827	646,162
		1,546,515
TOTAL INFORMATION TECHNOLOGY		3,117,681

Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(d)(e)	21,131	263,926
Illuminated Holdings Inc Series C3 (b)(d)(e)	26,414	329,911
Illuminated Holdings Inc Series C4 (b)(d)(e)	6,345	79,249
Illuminated Holdings Inc Series C5 (b)(d)(e)	13,150	164,244
		837,330
TOTAL UNITED STATES		5,191,339
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,335,504)		5,397,106

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $308,400)	308,400	377,081

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	11,025,409	11,027,614
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	285,099	285,128
TOTAL MONEY MARKET FUNDS (Cost $11,312,742)			11,312,742

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $906,586,047)	1,385,857,075
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,240,046)
NET ASSETS - 100.0%	1,384,617,029

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,417,259 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	102,086

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	539,481

Anduril Industries Inc Series G	4/17/2025	61,324

Anthropic PBC Series F	8/18/2025	761,225

Asapp Inc Series C	4/30/2021	599,841

Asapp Inc Series D	8/29/2023	1,980,281

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Australia Holdings Pty Ltd Series A	9/22/2023	113,066

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	20,267

ElevateBio LLC Series C	3/9/2021	110,329

Epic Games Inc	3/29/2021	712,425

Illuminated Holdings Inc 15%	6/14/2023	248,100

Illuminated Holdings Inc 15%	9/27/2023	308,400

Illuminated Holdings Inc Series C2	7/7/2020	528,275

Illuminated Holdings Inc Series C3	7/7/2020	792,420

Illuminated Holdings Inc Series C4	1/8/2021	228,420

Illuminated Holdings Inc Series C5	6/16/2021	568,080

OpenAI Global LLC rights	9/30/2024	751,600

X.Ai Holdings Corp Series C	11/22/2024	930,409

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,238,556	253,688,225	286,899,167	461,670	-	-	11,027,614	11,025,409	0.0%
Fidelity Securities Lending Cash Central Fund	2,625,155	68,338,604	70,678,631	150,376	-	-	285,128	285,099	0.0%
Total	46,863,711	322,026,829	357,577,798	612,046	-	-	11,312,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.